Summary of Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	$ 7,647	$ 6,917	$ 7,366	$ 7,255
Provision for credit losses	766	351	2,055	450
Write-offs, net of recoveries	(515)	(334)	(1,512)	(910)
Foreign exchange disposals and other adjustments	(124)	(13)	(135)	126
Allowance account for credit losses of financial assets, Balance at end of period	7,774	6,921	7,774	6,921
Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,644	6,076	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,784	6,040	6,784	6,040
Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	7,644	6,910	7,363	7,246
Provision for credit losses	766	352	2,056	453
Write-offs, net of recoveries	(515)	(334)	(1,512)	(910)
Foreign exchange disposals and other adjustments	(123)	(13)	(135)	126
Allowance account for credit losses of financial assets, Balance at end of period	7,772	6,915	7,772	6,915
Allowance For Credit Losses On Debt Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3	7	3	9
Provision for credit losses		(1)	(1)	(3)
Foreign exchange disposals and other adjustments	(1)
Allowance account for credit losses of financial assets, Balance at end of period	2	6	2	6
Allowance For Credit Losses On Debt Securities [Member] | Debt securities at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2	1	1	2
Provision for credit losses		1
Foreign exchange disposals and other adjustments	(1)
Allowance account for credit losses of financial assets, Balance at end of period	1	2	1	2
Allowance For Credit Losses On Debt Securities [Member] | Debt securities FVOCI [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1	6	2	7
Provision for credit losses		(2)	(1)	(3)
Allowance account for credit losses of financial assets, Balance at end of period	1	4	1	4
At Amortized Cost [Member] | Loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	6,644	6,076	6,432	6,390
Allowance account for credit losses of financial assets, Balance at end of period	6,784	6,040	6,784	6,040
Allowance For Off Balance Sheet Insturments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,000	834	931	856
Allowance account for credit losses of financial assets, Balance at end of period	988	875	988	875
Residential mortgages [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	334	255	323	261
Provision for credit losses	45	3	61	(5)
Write-offs, net of recoveries	(1)	(1)	(5)	(1)
Foreign exchange disposals and other adjustments			(1)	2
Allowance account for credit losses of financial assets, Balance at end of period	378	257	378	257
Consumer instalment and other personal [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	1,766	1,595	1,704	1,649
Provision for credit losses	246	111	691	276
Write-offs, net of recoveries	(199)	(134)	(576)	(375)
Foreign exchange disposals and other adjustments	(19)	(2)	(25)	20
Allowance account for credit losses of financial assets, Balance at end of period	1,794	1,570	1,794	1,570
Credit Card 1 [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	2,480	2,213	2,352	2,314
Provision for credit losses	294	193	958	344
Write-offs, net of recoveries	(287)	(177)	(815)	(484)
Foreign exchange disposals and other adjustments	(46)	(5)	(54)	50
Allowance account for credit losses of financial assets, Balance at end of period	2,441	2,224	2,441	2,224
Businesses and government [member] | Allowance For Loan Losses Including Off Balance Sheet Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Allowance account for credit losses of financial assets, Balance at beginning of period	3,064	2,847	2,984	3,022
Provision for credit losses	181	45	346	(162)
Write-offs, net of recoveries	(28)	(22)	(116)	(50)
Foreign exchange disposals and other adjustments	(58)	(6)	(55)	54
Allowance account for credit losses of financial assets, Balance at end of period	$ 3,159	$ 2,864	$ 3,159	$ 2,864